Short-term Bank Borrowings (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Short-Term Bank Borrowings [Abstract]
Average interest rates for short-term borrowings	3.05%	3.05%